Details of Certain Consolidated Statements of Income Lines	12 Months Ended
Dec. 31, 2011
Other Income And Other Expense Disclosure [Abstract]
Details of Certain Consolidated Statements of Income Lines

NOTE 19

details of certain consolidated statements of income lines

The following is a detail of other commissions and fees for the years ended December 31:

(Millions)	2011	2010	2009
Foreign currency conversion revenue	$861	$838	$672
Delinquency fees	567	605	526
Service fees	355	328	335
Other	486	260	245
Total other commissions and fees	$2,269	$2,031	$1,778

The following is a detail of other revenues for the years ended December 31:

(Millions)	2011	2010	2009
Global Network Services partner revenues	$655	$530	$463
Insurance premium revenue	241	255	293
Gain (Loss) on investment securities	16	(5)	225
Other	1,252	1,147	1,109
Total other revenues	$2,164	$1,927	$2,090

Other revenues include revenues arising from contracts with Global Network Services (GNS) partners including royalties and signing fees, insurance premiums earned from cardmember travel and other insurance programs, publishing revenues and other miscellaneous revenue and fees.

The following is a detail of marketing, promotion, rewards and cardmember services for the years ended December 31:

(Millions)	2011	2010	2009
Marketing and promotion	$2,996	$3,147	$2,010
Cardmember rewards	6,218	5,000	4,005
Cardmember services	716	591	548
Total marketing, promotion, rewards and
cardmember services	$9,930	$8,738	$6,563

Marketing and promotion expense includes advertising costs, which are expensed in the year in which the advertising first takes place. Cardmember rewards expense includes the costs of rewards programs (including Membership Rewards, discussed in Note 11). Cardmember services expense includes protection plans and complimentary services provided to cardmembers.

The following is a detail of other, net expense for the years ended December 31:

(Millions)	2011	2010	2009
Occupancy and equipment	$1,685	$1,562	$1,619
Communications	378	383	414
MasterCard and Visa settlements, net of legal fees	(562)	(852)	(852)
Other(a)	1,260	1,208	950
Total other, net expense	$2,761	$2,301	$2,131

  Includes in 2009, (i) a $135 million benefit representing the correction of an error related to the accounting for cumulative translation adjustments associated with a net investment in foreign subsidiaries, (ii) a $45 million benefit resulting from the change in the fair value of certain forward exchange contracts, (iii) a $59 million benefit related to the completion of certain account reconciliations and (iv) lower travel and entertainment and other expenses due to the Company's reengineering activities.

Other, net expense includes general operating expenses, gains (losses) on sale of assets or businesses not classified as discontinued operations, litigation and insurance costs or settlements and Loyalty Partner expenses.